UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment  Company  Act  file  number          811-3906
                                                --------

               PC&J  Performance  Fund
               -----------------------
     (Exact  name  of  registrant  as  specified  in  charter)

     120  West  Third  Street,  Suite  300,  Dayton,  Ohio  45402-1819
     -----------------------------------------------------------------
     (Address  of  principal  executive  offices)
(Zip  code)

     PC&J  Service  Corp.,  120  West  Third  Street,  Suite  300,  Dayton, Ohio
     ---------------------------------------------------------------------------
45402-1819
     -----
     (Name  and  address  of  agent  for  service)

Registrant's  telephone  number,  including  area  code:     937-223-0600
                                                             ------------

Date  of  fiscal  year  end:     December  31
                                 ------------

Date  of  reporting  period:       March  31,  2005
                            -----------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under  the  clearance  requirements  of  44  U.S.C.   3507.

ITEM  1.  SCHEDULE  OF  INVESTMENTS.

PC&J  PERFORMANCE  FUND
-----------------------

SCHEDULE  OF  INVESTMENTS
March  31,  2005
(UNAUDITED)




Number of                                               Market     Percent of
Shares         Security                                 Value      Net Assets

             COMMON STOCKS AND EXCHANGE TRADED FUNDS

Industrials
36000 . . .  General Elec Co                           $ 1,298,160
13000 . . .  Honeywell Int'l                               483,730
11000 . . .  Ingersoll-Rand Co Cl A                        876,150
7000. . . .  United Technologies Corp                      711,620
6000. . . .  iShares Tr Transp Ave IDX (2)                 398,940

                                                         3,768,600 .  10.2%

             Technology
20000 . . .  Cisco Sys Inc (1)                             357,800
25000 . . .  E M C Corp (1)                                308,000
25000 . . .  Intel Corp                                    580,750
8000. . . .  Marvell Tech Group Ltd (1)                    306,720
42000 . . .  Microsoft Corp                              1,015,140
11000 . . .  Nasdaq 100 Tr Ser 1 (2)                       402,270
49625 . . .  Nortel Networks (1)                           135,476
30000 . . .  SPDR Technology (2)                           586,800
11300 . . .  Software Hldrs Tr Depositry Rcpt (2)          393,692
8000. . . .  iShares Tr Gldm Sachs Tec (2)                 339,520

                                                         4,426,168 .  12.0%

             Telecommunications
12000 . . .  Nextel Communications Cl A (1)                341,040
22000 . . .  iShares Tr DJ US Telecomm (2)                 503,800

                                                           844,840 .   2.3%

             Healthcare
7000. . . .  Johnson & Johnson                             470,120
7000. . . .  Kindred Healthcare Inc Com (1)                245,700
8000. . . .  Medtronic Inc                                 407,600
9000. . . .  Psychiatric Solutions Com (1)                 414,000
22000 . . .  SPDR Healthcare (2)                           656,920
7500. . . .  UnitedHealth Group Inc                        715,350
27400 . . .  iShares Tr DJ US Health Care (2)            1,601,530
6000. . . .  iShares Tr Nasdaq Bio Index (1) (2)           381,300

                                                         4,892,520 . 13.3%

                 Consumer Staple
8000. . . . . .  Pepsico Inc                              424,240
52500 . . . . .  SPDR Cons Staples (2)                  1,208,550
10000 . . . . .  Wal Mart Stores Inc                      501,100
30000 . . . . .  iShares Tr DJ Con Non Cycl (2)         1,573,500

                                                        3,707,390 .  10.1%

                 Consumer Discretionary
24000 . . . . .  Comcast Corp Cl A (1)                    810,720
12000 . . . . .  McDonalds Corp                           373,680
6000. . . . . .  Nordstrom Inc Com                        332,280
5000. . . . . .  Omnicom Group Inc                        442,600
22000 . . . . .  SPDR Consumer Discretionary (2)          729,520
22200 . . . . .  Time Warner Inc (1)                      389,610

                                                        3,078,410 .  8.4%

                 Financial Services
9600. . . . . .  American Express Co                      493,152
6534. . . . . .  American Intl Group Inc                  362,049
22000 . . . . .  Citigroup Inc                            988,680
5000. . . . . .  Commerce Bancorp NJ                      162,350
11000 . . . . .  First Horizon Nat'l Corp                 448,690
16000 . . . . .  JP Morgan Chase & Co Inc                 553,600
6000. . . . . .  P M I Group Inc                          228,060
13000 . . . . .  Wells Fargo & Co                         777,400
16000 . . . . .  iShares Tr DJ US Finl Sec (2)          1,451,200

                                                        5,465,181  .14.8%

                 Materials
8000. . . . . .  Dow Chem Co                              398,800
21000 . . . . .  SPDR Materials (2)                       633,360

                                                        1,032,160 .  2.8%

                 Energy
20346 . . . . .  Exxon Mobil Corp                       1,212,622
5000. . . . . .  Kerr McGee Corp                          391,650
9000. . . . . .  Oil Service Holders Trust (2)            865,350
19000 . . . . .  SPDR Energy (2)                          814,530

                                                        3,284,152 .  8.9%



Utilities
40000 . .  SPDR Utilities (2)                           1,166,000   3.2%

           Diversified Indexed Trusts
15500 . .  iShares Mrngstar Large Val Index (1) (2)     1,021,295
18000 . .  iShares Tr Russell 1000 Value (2)            1,184,580
9000. . .  iShares Tr Russell Mcp Vl (2)                1,015,830
9000. . .  iShares Tr S&P Smlcp Valu (2)                1,061,730

                                                        4,283,435   11.6%

           TOTAL COMMON STOCKS AND
           EXCHANGE TRADED FUNDS                       35,948,856   97.6%
           (Cost $29,052,053)

           SHORT-TERM OBLIGATIONS

           First American Treasury Obligations            22,085
           Federated Prime Obligations                   700,000

           TOTAL SHORT-TERM OBLIGATIONS
           (Cost $722,085)                               722,085    2.0%

           TOTAL INVESTMENTS                         $36,670,941   99.6%
           (Cost $29,774,138)

           (1) Non-income producing security
           (2) Exchange Traded Funds, or baskets
           of stocks giving exposure to certain
           market segments.

_________________________________________________________________________
NOTES  TO  FINANCIAL  STATEMENTS
March  31,  2005


A.  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES
PC&J Performance Fund (the "Fund") commenced operations on December 23, 1983, as a no-load, open-end, diversified investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of 1940. The investment objective of the Fund is long-term growth of capital. Current income is of secondary importance.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(1) Security Valuations - Securities that are traded on any national exchange are generally valued at the last quoted sales price or, if unavailable, the last bid price. Securities that are traded on the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Securities may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. If the Adviser decides through the due diligence process that the last sale price, last bid price, or NASDAQ Official Closing Price does not accurately reflect current value and therefore market quotations are not readily available, the security is valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.
(2) Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all, or substantially all, of its net investment income and net realized gains on security transactions. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. The Fund has no capital loss carry forward.
(3) Other - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on sales are determined using the specific lot method. Dividends to shareholders from net investment income and net realized capital gains are declared and paid annually. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Net investment losses, for tax purposes, are reclassified to paid in capital.
The Fund indemnifies the Trustees and officers of the Fund for certain liabilities that might arise from the performance of their duties to the Fund.

B.  INVESTMENT  ADVISORY  AGREEMENT  AND  MANAGEMENT  AGREEMENT
     The  Fund  has  an  investment  advisory  agreement  with  Parker Carlson &
Johnson,  Inc.  (the  "Adviser"),  wherein  the  Fund pays the Adviser a monthly advisory fee, accrued daily, based on an annual rate of one percent of the daily net assets of the Fund. Investment advisory fees were $375,120 for the year ended December 31, 2004.
The Fund has a management agreement with PC&J Service Corp., (the "Service Corp."), which is wholly owned by the shareholders of the Adviser. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Adviser, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions), including trustee fees of $6,000 for the year ended December 31, 2004.
Service Corp. is entitled to a monthly fee, accrued daily, based on an annual rate applied to the daily net assets of the Fund. The trustees approved a rate increase in October 2004. The new rate is 0.6%, an increase of 0.1% over the old rate of 0.5%. Management fees were $196,517 for the year ended December 31, 2004.
Certain officers and trustees of the Fund are officers and directors, or both, of the Adviser and of Service Corp.

ITEM  2.  CONTROLS  AND  PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of May 25, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM  3.  EXHIBITS.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     PC&J  Performance  Fund

By:
May  25,  2005              /s/________________________________________________
Date                           Kathleen  Carlson,  Treasurer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
May  25,  2005               /s/________________________________________________
Date                            James  M.  Johnson,  President

By:
May  25,  2005               /s/________________________________________________
Date                            Kathleen  Carlson,  Treasurer